Liquidated Damages (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liquidating damages payable	$ 1,140	$ 2,637
Liquidated damages payable accrued interest percentage	652	$ 1,007
Series K Convertible Preferred Stock [Member]
Liquidating damages payable	$ 488